Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
Since 2014, the Compensation and Human Capital Committee has not granted stock options or similar awards as part of our equity compensation programs. We do not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
Our executive officers would not be permitted to choose the grant date for any stock option grants.
During Fiscal Year 2025, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During Fiscal Year 2025, none of our NEOs were awarded stock options.

Award Timing Method	we do not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, or time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or similar awards during periods in which there is material nonpublic information about our company, including (i) during “blackout” periods or outside a “trading window” established in connection with the public release of earnings information under our insider trading policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false